Payables to Sharing Partner and Assignees - Summary of Payables to Sharing Partner and Assignees Within Total Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables to Sharing Partner and Assignees [Line Items]
Interest paid	$ (352,097)	$ (1,717,263)	$ (1,423,179)
Interest income, net	183,319	428,829	938,342
Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	1,403,990	2,613,375
Interest cost	86,169	1,900,805	1,373,446
Interest paid	(345,732)	(1,707,956)
Repayments	(972,089)	(1,402,234)
Interest income	(86,169)
Ending balance		1,403,990	2,613,375
Current liabilities		(1,403,990)
Payable to Sharing Partner | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	1,292,894	1,202,354
Interest cost		1,760,591
Interest paid	(234,636)	(1,670,051)
Repayments	(972,089)
Interest income	(86,169)
Ending balance		1,292,894	1,202,354
Current liabilities		(1,292,894)
Payable to Assignee A
Payables to Sharing Partner and Assignees [Line Items]
Proceeds			779,019
Interest paid	(60,892)	(21,058)
Payable to Assignee A | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	60,892	783,852
Interest cost		77,117
Interest paid	(60,892)	(21,058)
Repayments		(779,019)
Ending balance		60,892	783,852
Current liabilities		(60,892)
Payable to Assignee B | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	50,204	627,169
Interest cost		63,097
Interest paid	$ (50,204)	(16,847)
Repayments		(623,215)
Ending balance		50,204	$ 627,169
Current liabilities		$ (50,204)